Offsets	Sep. 06, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Omega Healthcare Investors, Inc
Form or Filing Type	S-3
File Number	333-277916
Initial Filing Date	Mar. 14, 2024
Fee Offset Claimed	$ 11,675.42
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.10 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 79,116,241.00
Termination / Withdrawal Statement	On March 14, 2024, the Registrant filed with the Securities and Exchange Commission (the "SEC") a prospectus supplement (the "Prior Prospectus Supplement"), which registered a proposed maximum aggregate offering price of $708,162,849 of shares of the Registrant's Common Stock, $0.10 par value per share, pursuant to a prospectus and accompanying Registration Statement on Form S-3ASR (File No. 333-277916) filed with the SEC on March 14, 2024, of which an aggregate offering amount of $79,116,241 was not sold. This unsold amount represents approximately 11.17% of the $104,524.83 of filing fees previously paid and results in an available fee offset of $11,675.42. The Registrant has terminated or completed the offering that included the unsold securities associated with the claimed offset under the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Omega Healthcare Investors, Inc
Form or Filing Type	S-3
File Number	333-277916
Filing Date	Mar. 14, 2024
Fee Paid with Fee Offset Source	$ 104,524.83